Schedule Options Outstanding and Exercisable (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 6.44		$ 4.08	$ 4.24	$ 3.80
Outstanding	8,154,379	[1]
Weighted Average Remaining Term (years)	8 years 2 months 12 days
Vested and Expected to Vest	6,587,727
Weighted Average Exercise Term(years)	8 years 22 days		8 years 3 months 7 days	9 years 4 months 28 days	9 years 8 months 23 days
Exercisable	3,493,142
Weighted Average Exercise Term(years)	7 years 9 months 4 days
Exercise Price 0.06
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.06
Outstanding	8,554	[1]
Weighted Average Remaining Term (years)	4 years 5 months 19 days
Vested and Expected to Vest	8,544
Weighted Average Exercise Term(years)	4 years 5 months 19 days
Exercisable	8,554
Weighted Average Exercise Term(years)	4 years 5 months 19 days
Exercise Price 0.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.08
Outstanding	87,654	[1]
Weighted Average Remaining Term (years)	4 years 11 months 23 days
Vested and Expected to Vest	87,654
Weighted Average Exercise Term(years)	4 years 11 months 23 days
Exercisable	87,654
Weighted Average Exercise Term(years)	4 years 11 months 23 days
Exercise Price 0.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.44
Outstanding	74,823	[1]
Weighted Average Remaining Term (years)	6 years 11 days
Vested and Expected to Vest	74,212
Weighted Average Exercise Term(years)	6 years 11 days
Exercisable	69,067
Weighted Average Exercise Term(years)	6 years 4 days
Exercise Price 0.78
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.78
Outstanding	77,867	[1]
Weighted Average Remaining Term (years)	6 years 5 months 12 days
Vested and Expected to Vest	73,971
Weighted Average Exercise Term(years)	6 years 5 months 12 days
Exercisable	32,632
Weighted Average Exercise Term(years)	6 years 6 months 7 days
Exercise Price 0.9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.90
Outstanding	255,793	[1]
Weighted Average Remaining Term (years)	6 years 10 months 10 days
Vested and Expected to Vest	239,093
Weighted Average Exercise Term(years)	6 years 10 months 10 days
Exercisable	138,714
Weighted Average Exercise Term(years)	6 years 10 months 17 days
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 2.00
Outstanding	1,098,402	[1]
Weighted Average Remaining Term (years)	7 years 7 months 2 days
Vested and Expected to Vest	889,702
Weighted Average Exercise Term(years)	7 years 6 months 22 days
Exercisable	439,976
Weighted Average Exercise Term(years)	7 years 5 months 19 days
Exercise Price 2.62
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 2.62
Outstanding	50,000	[1]
Weighted Average Remaining Term (years)	7 years 3 months 22 days
Vested and Expected to Vest	50,000
Weighted Average Exercise Term(years)	7 years 3 months 22 days
Exercisable	50,000
Weighted Average Exercise Term(years)	7 years 3 months 22 days
Exercise Price 3.8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 3.80
Outstanding	2,546,905	[1]
Weighted Average Remaining Term (years)	7 years 11 months 23 days
Vested and Expected to Vest	2,397,213
Weighted Average Exercise Term(years)	7 years 11 months 27 days
Exercisable	1,768,388
Weighted Average Exercise Term(years)	8 years
Exercise Price 4.68
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 4.62
Outstanding	50,599	[1]
Weighted Average Remaining Term (years)	7 years 11 months 19 days
Vested and Expected to Vest	40,930
Weighted Average Exercise Term(years)	7 years 11 months 19 days
Exercisable	25,298
Weighted Average Exercise Term(years)	7 years 11 months 19 days
Exercise Price 5.06
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 5.06
Outstanding	59,725	[1]
Weighted Average Remaining Term (years)	8 years 26 days
Vested and Expected to Vest	49,386
Weighted Average Exercise Term(years)	8 years 26 days
Exercisable	3,582
Weighted Average Exercise Term(years)	8 years 29 days
Exercise Price 5.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 5.08
Outstanding	155,797	[1]
Weighted Average Remaining Term (years)	8 years 1 month 21 days
Vested and Expected to Vest	90,184
Weighted Average Exercise Term(years)	8 years 1 month 21 days
Exercisable	50,352
Weighted Average Exercise Term(years)	8 years 1 month 21 days
Exercise Price 5.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 5.20
Outstanding	338,952	[1]
Weighted Average Remaining Term (years)	7 years 5 months 1 day
Vested and Expected to Vest	288,053
Weighted Average Exercise Term(years)	7 years 4 months 21 days
Exercisable	161,020
Weighted Average Exercise Term(years)	7 years 4 months 28 days
Exercise Price 5.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 5.60
Outstanding	1,070,535	[1]
Weighted Average Remaining Term (years)	8 years
Vested and Expected to Vest	916,871
Weighted Average Exercise Term(years)	8 years 15 days
Exercisable	446,447
Weighted Average Exercise Term(years)	8 years 22 days
Exercise Price 6.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 6.20
Outstanding	125,058	[1]
Weighted Average Remaining Term (years)	8 years 4 months 6 days
Vested and Expected to Vest	98,269
Weighted Average Exercise Term(years)	8 years 4 months 6 days
Exercisable	28,617
Weighted Average Exercise Term(years)	8 years 3 months 26 days
Exercise Price 6.22
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 6.22
Outstanding	125	[1]
Weighted Average Remaining Term (years)	8 years 4 months 17 days
Vested and Expected to Vest	104
Weighted Average Exercise Term(years)	8 years 4 months 17 days
Weighted Average Exercise Term(years)	0 years
Exercise Price 8.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 8.40
Outstanding	164,888	[1]
Weighted Average Remaining Term (years)	8 years 7 months 17 days
Vested and Expected to Vest	153,399
Weighted Average Exercise Term(years)	8 years 7 months 13 days
Exercisable	106,173
Weighted Average Exercise Term(years)	8 years 7 months 2 days
Exercise Price 8.42
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 8.42
Outstanding	93,739	[1]
Weighted Average Remaining Term (years)	8 years 7 months 6 days
Vested and Expected to Vest	66,633
Weighted Average Exercise Term(years)	8 years 7 months 6 days
Exercisable	31,072
Weighted Average Exercise Term(years)	8 years 7 months 2 days
Exercise Price 10.82
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 10.82
Outstanding	199,000	[1]
Weighted Average Remaining Term (years)	8 years 9 months 18 days
Vested and Expected to Vest	123,791
Weighted Average Exercise Term(years)	8 years 9 months 18 days
Exercisable	42,177
Weighted Average Exercise Term(years)	8 years 9 months 22 days
Exercise Price 11.5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 11.50
Outstanding	28,750	[1]
Weighted Average Remaining Term (years)	9 years 5 months 9 days
Vested and Expected to Vest	13,422
Weighted Average Exercise Term(years)	9 years 5 months 1 day
Exercisable	389
Weighted Average Exercise Term(years)	8 years 8 months 9 days
Exercise Price 13.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.70
Outstanding	1,566,930	[1]
Weighted Average Remaining Term (years)	9 years 7 months 6 days
Vested and Expected to Vest	820,956
Weighted Average Exercise Term(years)	9 years 7 months 6 days
Weighted Average Exercise Term(years)	0 years
Exercise Price 30.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 30.91
Outstanding	122,100	[1]
Weighted Average Remaining Term (years)	9 years 10 months 21 days
Vested and Expected to Vest	57,147
Weighted Average Exercise Term(years)	9 years 10 months 21 days
Weighted Average Exercise Term(years)	0 years
Exercise Price 35.31
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 35.31
Outstanding	18,183	[1]
Weighted Average Remaining Term (years)	9 years 9 months 11 days
Vested and Expected to Vest	18,183
Weighted Average Exercise Term(years)	9 years 9 months 11 days
Exercisable	3,030
Weighted Average Exercise Term(years)	9 years 9 months 11 days

[1]	Includes 34,512 shares of restricted common stock owned by officers of the Company that contain forfeiture provisions.